Profits Interests Activity (Detail) - 2014 Plan - $ / shares	11 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015
Incentive Units Subject to Profits Interests
Beginning balance		1,463,500
Profits interests granted pursuant to the 2014 Plan	1,473,500	151,000
Profits interests expired/cancelled/repurchased	(10,000)	(10,000)
Ending balance	1,463,500	1,604,500
Weighted Average Exercise Price (or Distribution Threshold)
Beginning balance		$ 10.00
Profits interests granted pursuant to the 2014 Plan	$ 10.00	20.00
Profits interests expired/cancelled/repurchased	0	0
Ending balance	$ 10.00	10.94
Balance Vested at June 30, 2015		$ 10.00
Balance Vested at June 30, 2015		292,700
Weighted Average Remaining Life (Years)
Profits interests granted pursuant to the 2014 Plan	10 years	10 years
Outstanding at end of period	9 years 2 months 12 days	8 years 3 months 18 days
Balance Vested at June 30, 2015		8 years 2 months 12 days